As filed with the U.S. Securities and Exchange Commission on December 13, 2005
                           Registration No. 333-85284
                ----------------------------------------------
                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                              ------------------
                                    FORM N-6
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       POST EFFECTIVE AMENDMENT NO.7 [X]

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                              AMENDMENT NO. 13 [X]

John Hancock Life Insurance Company (U.S.A.) SEPARATE ACCOUNT A (formerly, The
       Manufacturers Life Insurance Company (U.S.A.) Separate Account A)
                           (Exact Name of Registrant)

                  John Hancock Life Insurance Company (U.S.A.)
         (formerly, The Manufacturers Life Insurance Company (U.S.A.))
                              (Name of Depositor)

                             38500 Woodward Avenue
                       Bloomfield Hills, Michigan 48304
         (Complete address of depositor's principal executive offices)

                  Depositor's Telephone Number: 800-777-1377
                              ------------------
                             JAMES C. HOODLET, ESQ.
                  John Hancock Life Insurance Company (U.S.A.)
                             U.S. Protection - LAW
                               JOHN HANCOCK PLACE
                                BOSTON, MA 02117
                (Name and complete address of agent for service)
                              ------------------
                                    Copy to:
                            THOMAS C. LAUERMAN, ESQ.
                              Foley & Lardner 3000
                                 K Street, N.W.
                             Washington, D.C. 20007
                              ------------------
It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[ ] on May 1, 2006 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485

[ ] on (date) pursuant to paragraph (a) (1) of Rule 485

If appropriate check the following box

[ ] this post-effective amendment designates a new effective date for a previously filed amendment

Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of the securities under the Securities Act of 1933.

Registrant's Prospectus, Statement of Additional Information and Part C are here by incorporated by reference to PBA No 7 (Accession number 0001193125-05-201826), filed with the Commission on October 14, 2005.

The sale purpose of this filing is to delay the effectiveness of post-effective amendment No 7, filed on October 14, 2005.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, as of the 13th day of December, 2005.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT A
                                  (Registrant)

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)


                          By: /s/ John D. DesPrez III
                              -----------------------
                              John D. DesPrez III
                                    Chairman

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                                  (Depositor)

                          By: /s/ John D. DesPrez III
                              -----------------------
                              John D. DesPrez III
                                    Chairman

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration
Statement has been signed by the following persons in the capacities indicated as of the 13th day of December, 2005.

Signatures                            Title
/s/ Patrick Gill                      Senior Vice President and Controller
------------------------------
Patrick Gill
/s/ Marc Costantini                   Senior Vice President and Chief Financial Officer
------------------------------
Marc Costantini
*                                     Director
------------------------------
John D. DesPrez III
*                                     Director
------------------------------
James Boyle
*                                     Director
------------------------------
Warren Thomson
*                                     Director
------------------------------
John Ostler
*                                     Director
------------------------------
JamesO'Malley
*                                     Director
------------------------------
Robert A. Cook
*                                     Director
------------------------------
Rex Schlaybaugh
*                                     Director
------------------------------
Allison Alden
*                                     Director
------------------------------
Diana Scott
/s/James C. Hoodlet
------------------------------
James C. Hoodlet

Pursuant to Power of Attorney